Performance Management	Jan. 31, 2026
American Beacon Select Funds | American Beacon AHL Trend ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
Bar Chart [Heading]	Calendar year total returns. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return:
10.31% 4th Quarter 2025
01/01/2024 through 12/31/2025
Lowest Quarterly Return:
-6.11% 3rd Quarter 2024
01/01/2024 through 12/31/2025
The calendar year-to-date total return as of March 31, 2026 was 6.98%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date	1 Year	Since Inception
	08/30/2023
Returns Before Taxes		13.97%	6.52%
Returns After Taxes on Distributions		13.20%	5.00%
Returns After Taxes on Distributions and Sales of Fund Shares		8.27%	4.39%

	1 Year	Since Inception
Index (Reflects no deduction for fees, expenses or taxes)
S&P 500® Index TR	17.88%	21.32%
ICE BofA US 3-Month Treasury Bill Index	4.18%	4.84%

Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an  individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
American Beacon Select Funds | American Beacon AHL Trend ETF | American Beacon AHL Trend ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The calendar year-to-date total return as of March 31, 2026 was 6.98%.
Bar Chart, Year to Date Return	6.98%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:10.31% 4th Quarter 202501/01/2024 through 12/31/2025
Highest Quarterly Return	10.31%
Highest Quarterly Return, Date	Dec. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-6.11% 3rd Quarter 202401/01/2024 through 12/31/2025
Lowest Quarterly Return	(6.11%)
Lowest Quarterly Return, Date	Sep. 30, 2024
American Beacon Select Funds | American Beacon GLG Natural Resources ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
Bar Chart [Heading]	Calendar year total returns. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return:
22.28% 3rd Quarter 2025
01/01/2025 through 12/31/2025
Lowest Quarterly Return:
0.13% 1st Quarter 2025
01/01/2025 through 12/31/2025
The calendar year-to-date total return as of March 31, 2026 was 16.76%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date	1 Year	Since Inception
	02/05/2024
Returns Before Taxes		50.21%	36.09%
Returns After Taxes on Distributions		49.71%	35.71%
Returns After Taxes on Distributions and Sales of Fund Shares		29.97%	28.24%

	1 Year	Since Inception
Index (Reflects no deduction for fees, expenses or taxes)
S&P 500® Index TR	17.88%	20.02%
S&P® Global Natural Resources Index	29.66%	13.20%

Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an  individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
American Beacon Select Funds | American Beacon GLG Natural Resources ETF | American Beacon GLG Natural Resources ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The calendar year-to-date total return as of March 31, 2026 was 16.76%.
Bar Chart, Year to Date Return	16.76%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:22.28% 3rd Quarter 202501/01/2025 through 12/31/2025
Highest Quarterly Return	22.28%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:0.13% 1st Quarter 202501/01/2025 through 12/31/2025
Lowest Quarterly Return	0.13%
Lowest Quarterly Return, Date	Mar. 31, 2025
American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index. The Fund acquired the Ionic Inflation Protection  ETF (“Predecessor Fund”) in a reorganization that closed on April 11, 2025. In connection with that reorganization, the Fund has adopted the performance history and financial statements of the Predecessor Fund. In the bar chart and table below, the performance of the Fund’s shares for periods prior to April 11, 2025 reflects the returns of the Predecessor Fund.
You may obtain updated performance information on the Fund’s website at  www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year.
Bar Chart [Heading]	Calendar year total returns for Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return:
3.38% 3rd Quarter 2023
01/01/2023 through 12/31/2025
Lowest Quarterly Return:
-1.84% 4th Quarter 2023
01/01/2023 through 12/31/2025
The calendar year-to-date total return as of March 31, 2026 was 1.73%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date	1 Year	Since Inception
	06/28/2022
Returns Before Taxes		2.23%	3.34%
Returns After Taxes on Distributions		0.53%	1.32%
Returns After Taxes on Distributions and Sales of Fund Shares		1.32%	1.69%

	1 Year	Since Inception
Index (Reflects no deduction for fees, expenses or taxes)
Bloomberg US Aggregate Bond Index	7.30%	3.38%

Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an  individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The calendar year-to-date total return as of March 31, 2026 was 1.73%.
Bar Chart, Year to Date Return	1.73%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:3.38% 3rd Quarter 202301/01/2023 through 12/31/2025
Highest Quarterly Return	3.38%
Highest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-1.84% 4th Quarter 202301/01/2023 through 12/31/2025
Lowest Quarterly Return	(1.84%)
Lowest Quarterly Return, Date	Dec. 31, 2023